Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES
8.        INCOME TAXES

Deferred tax assets

Income Taxes

No provision has been recorded for the years ended December 31, 2012 and 2011 since the company had net losses and the increase in the deferred tax asset was offset by the valuation allowance.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s net deferred income taxes are as follows:

Deferred Tax Asset (Liability):

	2012	2011

Net tax loss carry forwards	$2,358,000	$1,160,000
Stock based compensation	1,549,000	1,630,000
Amortization of debt discount	21,000
Depreciation	(98,000)	(40,000)
Tax credit carry forward	255,000	36,000
	4,085,000	2,786,000
Valuation allowance	(4,085,000)	(2,786,000)
Non current deferred income tax assets	$0	$0

At December 31, 2012 and 2011, the Company had a net operating loss carry forwards for both federal and state purposes of approximately $11.8 million and $6.6 million, respectively, which may be offset against future taxable income through 2032.

The Company has determined that a valuation for the entire income tax provision is required. A valuation allowance is required if, based on the weight of evidence, it is more likely than not that some or the entire portion of the deferred tax asset will not be realized. After consideration of all the evidence, both positive and negative, management has determined that a full valuation allowance is necessary to reduce the deferred tax asset to zero, the amount that will more likely not be realized. The change in the valuation allowance for the current year is $1,299,000.

Income taxes in the statements of operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

For the Years Ended December 31, 2012 and 2011

Federal statutory income tax rate	15.0%
State taxes net of federal benefit	5.0%
20.0%
Change in valuation allowance on deferred tax asset	(20.0)%
Effective income tax rate	0.0%